Common Stock and Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Share Based Termination Liability [Abstract]
COMMON STOCK AND STOCK-BASED COMPENSATION

11. COMMON STOCK AND STOCK-BASED COMPENSATION

Common Stock

As discussed in Note 4, in connection with the Merger consummation, the Company filed its restated amended certificate of incorporation, which authorized the issuance of up to 500,000,000 shares of Common stock with a par value of $0.0001 per share.

At December 31, 2024 and 2023, there were 500,000,000 and 18,858,216 shares of Common stock authorized, respectively, and 34,284,298 and 3,335,864 shares issued and outstanding, respectively. Holders of Common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the priority rights of holders of all series of convertible preferred stock outstanding. Holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

Common stock reserved for issuance as of December 31, 2024 and 2023, is as follows:

	2024	2023
Series A convertible preferred stock	—	1,573,999
Series B convertible preferred stock	—	2,511,007
Series C convertible preferred stock	—	1,498,516
Series D convertible preferred stock	—	1,312,722
Series E convertible preferred stock	—	1,152,329
Warrants outstanding for future issuance of convertible preferred stock	—	86,877
Warrants outstanding for future issuance of Common stock	14,583,333	1,337,169
Stock options and restricted stock units	7,078,178	1,657,017
Stock options and restricted stock units available for future issuance	698,682	670,477
Total shares of common stock reserved	22,360,193	11,800,113

Equity Incentive Plans

The Company has previously maintained the 2009 Equity Incentive Plan (the “2009 Plan”) and the 2019 Equity Incentive Plan (the “2019 Plan”), under which the Company previously granted stock options (both service-based and milestone-based) and RSUs. The Company currently maintains the 2024 Incentive Award Plan (the “2024 Plan” and together with the 2009 Plan and 2019 Plan, “the Plans”), under which the Company may grant incentive stock options to employees of the Company and non-statutory stock options, restricted share awards, RSUs and other stock-based and cash-based awards to employees, officers, and non-employee directors and consultants of the Company. No further awards have been or will be issued under the 2009 Plan or 2019 Plan following the Closing of the Merger.

The Company recognizes compensation costs for service-based option awards on a straight-line basis over the expected requisite service period of the employee or non-employee, which is the award’s vesting term, generally, over four years. The performance milestone-vested option awards vest upon the achievement of a single award specific performance condition. At the grant date, the Company estimates the implicit requisite service period based on the expected achievement of the performance condition. This implicit requisite service period is reviewed at each reporting date as the achievement of the performance condition might occur at a point in time different than originally estimated. The Company recognizes compensation costs for the performance option awards ratably over the implicit service period when it is deemed probable that the performance condition will be met. The options expire ten years from the date of grant.

The exercise price for stock options granted under the Plans must generally be equal to at least 100% of the Company’s estimated fair value of common stock at the date of grant, as determined by the Board of Directors. The exercise price of an incentive stock option granted under the Plans to a ten percent stockholder must be at least equal to 110% of the fair value of the Company’s common stock at the date of grant, as determined by the Board of Directors.

Prior to the Closing of the Merger, the Company granted RSUs, which were subject to vesting upon the satisfaction of both a service-based or performance milestone(s)-based condition and a liquidity event condition. The liquidity event condition for RSUs would generally be satisfied upon the earlier of an initial public offering or an acquisition, and was deemed satisfied upon Closing of the Merger. Such RSUs expire ten years from the date of grant. The fair value of RSUs is determined based on the Company’s estimated fair value of common stock at the date of grant, as determined by the Board of Directors.

As of December 31, 2024 and 2023, there were options outstanding to purchase a total of 6,187,385 and 537,998 shares of common stock under the Plans, respectively, and 890,793 and 1,117,835 unvested RSUs, respectively. As of December 31, 2024, 698,682 shares of common stock were available for issuance pursuant to awards under the 2024 Plan.

Service-based Stock Options

Option award activity for service-based stock options granted as of December 31, 2024, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousand)
Balances as of January 1, 2023	970,134	$17.77	6.1	$2,561
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(380,917)	15.95	—	—
Forfeited	(153,360)	22.87	—	—
Balances as of December 31, 2023	435,857	$17.60	4.8	$754
Granted	5,650,566	0.34	—	—
Exercised	—	—	—	—
Expired	(1,179)	4.37	—	—
Forfeited	—	—	—	—
Balances as of December 31, 2024	6,085,244	$1.58	9.5	$802
Options vested and exercisable at December 31, 2024	3,107,320	$2.71	9.1	$380

The aggregate intrinsic value of service-based options exercised during the years ended December 31, 2024 and 2023 was zero.

As reflected in the table above, 5,650,566 service-based options were granted during the year ended December 31, 2024. No service-based options were granted during the year ended December 31, 2023. No service-based options were exercised during the years ended December 31, 2024 and December 31, 2023. The weighted-average grant-date fair value of options granted during the year ended December 31, 2024 was $0.34. The total grant date fair value of options that vested during the years ended December 31, 2024 and December 31, 2023 was $1.7 million and $0.6 million.

There were 2,977,924 outstanding unvested service-based options as of December 31, 2024 and $1.3 million of remaining unrecognized stock-based compensation expense, which is expected to be recognized over the weighted-average period of 2.9 years.

Performance Milestone-based Stock Options

A summary of the Company’s performance milestone-based stock options activity and related information is as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balances as of January 1, 2023	105,090	$20.85	5.6	$463
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(2,949)	—	—	—
Balances as of December 31, 2023	102,141	$20.85	6.6	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—	—
Balances as of December 31, 2024	102,141	$20.85	5.6	$—
Vested and exercisable at December 31, 2024	34,047	$20.85	5.6	$—

As reflected in the table above, no performance milestone-based options were granted or exercised during the years ended December 31, 2024 and 2023. The total grant date fair value of performance milestone-based options that vested during the years ended December 31, 2024 and 2023 was immaterial. There were 68,094 of performance milestone-based unvested options outstanding as of December 31, 2024. Total unrecognized compensation costs were $0.1 million at December 31, 2024 and 2023, respectively.

Restricted Stock Units

A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Balances as of January 1, 2023	620,756	$22.11
Granted	1,011,680	9.95
Vested	—	—
Forfeited	(514,601)	16.39
Balances as of December 31, 2023	1,117,835	$13.64
Granted	990,975	9.54
Vested	(1,062,212)	13.64
Forfeited	(155,805)	9.13
Balances as of December 31, 2024	890,793	$9.69

The RSUs granted prior to the Closing of the Merger vested based on the satisfaction of both a service-based or a performance milestone(s)-based condition and a liquidity event condition, and the liquidity event condition was deemed satisfied upon the Closing of the Merger. The total RSU vesting expense was $17.0 million year ended December 31, 2024. As of December 31, 2024, the Company had $6.3 million of future expense to be recognized relating to the RSU’s which still require satisfaction of the service condition, which is expected to be recognized over the weighted-average period of 1.1 years.

Stock-Based Compensation

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$3,000	$4
Sales and marketing	1,446	1
General and administrative	13,718	638
Total stock-based compensation expense	$18,164	$643

The Company uses the Black-Scholes option-pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated underlying common stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends.

The following assumptions were used to calculate the fair value of employee service-based option grants made during the year ended December 31, 2024:

2024
Expected dividend yield(1)	—
Risk-free interest rate(2)	4.17% - 4.20%
Expected volatility(3)	85.00%- 86.20%
Expected life (in years)(4)	0.76 - 6.50
Fair value of common stock	$0.34 - $9.00
(1)	The Company has no history or expectation of paying cash dividends on its common stock and, thus, has assumed a zero-dividend rate.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(3)	To determine the expected volatility used above, the Company used the average volatility of a peer group of representative public companies.

(4)	The expected life or term of the options represents the period of time that options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).

Modification of Stock-Based Compensation Awards

In November 2024, 75,000 RSUs awarded to two individuals in August of 2024 were modified (the “Modification”), whereby the grants were modified and made as a grant of 75,000 stock options rather than RSUs. Because the original RSU awards were cancelled and replaced by stock options simultaneously, this is considered a modification of the original award. The modified stock options were granted for the same quantity of shares as the original RSU grant and will vest according to the original vesting schedules. There was no incremental fair value generated as a result of this modification as the fair value of the modified awards immediately after the modification was less than the fair value of the original awards immediately before the modification. There was no incremental fair value and as a result the Company recorded no additional stock-based compensation expense.